EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Exploration and evaluation assets [member]
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	$ 38,342
Balance at the end of the year	50,494	$ 38,342
Exploration and evaluation assets arising from acquisition
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	497	467
Acquisition costs - cash	37	30
Balance at the end of the year	534	497
Exploration and evaluation assets arising from exploration
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	37,845	29,236
Administration	518	132
Camp operations	3,004	2,160
Corporate social responsibility	37	63
Drilling expenses	3,337	1,800
Environment, health and safety	99	2
Geology	753	961
Geophysics	1,016	954
Infrastructure	255
Helicopter charter aircraft	3,058	2,472
Property maintenance	7
Remote sensing		68
Technical studies (recovery)	31	(3)
Increase in exploration and evaluation assets	12,115	8,609
Balance at the end of the year	49,960	37,845
Canada | Exploration and evaluation assets [member] | Post Creek Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	1,353
Balance at the end of the year	1,416	1,353
Canada | Exploration and evaluation assets [member] | Halcyon Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	379
Balance at the end of the year	401	379
Canada | Exploration and evaluation assets arising from acquisition | Post Creek Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	268	258
Acquisition costs - cash	10	10
Balance at the end of the year	278	268
Canada | Exploration and evaluation assets arising from acquisition | Halcyon Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	206	198
Acquisition costs - cash	8	8
Balance at the end of the year	214	206
Canada | Exploration and evaluation assets arising from exploration | Post Creek Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	1,085	1,005
Administration	2
Drilling expenses		1
Geology	48	78
Geophysics	2
Technical studies (recovery)	1	1
Increase in exploration and evaluation assets	53	80
Balance at the end of the year	1,138	1,085
Canada | Exploration and evaluation assets arising from exploration | Halcyon Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	173	148
Geology	14	25
Increase in exploration and evaluation assets	14	25
Balance at the end of the year	187	173
United States | Exploration and evaluation assets [member] | Section 35 Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	3
Balance at the end of the year	6	3
United States | Exploration and evaluation assets arising from acquisition | Section 35 Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	3
Acquisition costs - cash	3	3
Balance at the end of the year	6	3
Greenland | Exploration and evaluation assets [member] | Maniitsoq Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	36,607
Balance at the end of the year	48,671	36,607
Greenland | Exploration and evaluation assets arising from acquisition | Maniitsoq Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	20	11
Acquisition costs - cash	16	9
Balance at the end of the year	36	20
Greenland | Exploration and evaluation assets arising from exploration | Maniitsoq Property
Disclosure of exploration and evaluation assets
Balance at the beginning of the year	36,587	28,083
Administration	516	132
Camp operations	3,004	2,160
Corporate social responsibility	37	63
Drilling expenses	3,337	1,799
Environment, health and safety	99	2
Geology	691	858
Geophysics	1,014	954
Infrastructure	255
Helicopter charter aircraft	3,058	2,472
Property maintenance	7
Remote sensing		68
Technical studies (recovery)	30	(4)
Increase in exploration and evaluation assets	12,048	8,504
Balance at the end of the year	$ 48,635	$ 36,587